UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

June 30, 2008
unaudited

Common stocks — 90.73%	Shares	Market value (000)

INDUSTRIALS — 18.12%
Downer EDI Ltd.[1,2]	23,026,345	$151,513
Samsung Engineering Co., Ltd.[1]	1,812,640	135,380
BayWa AG1,2	1,833,605	120,268
Container Corp. of India Ltd.[1]	5,783,588	104,520
MSC Industrial Direct Co., Inc., Class A	2,106,000	92,896
ELLINIKI TECHNODOMIKI TEB SA1	7,186,000	91,302
TaeWoong Co., Ltd.[1,2]	939,000	90,404
Michael Page International PLC[1,2]	17,941,190	83,384
Boart Longyear Ltd.[1,3]	33,000,000	70,451
Boart Longyear Ltd.[1]	4,730,926	10,100
SIA Engineering Co. Ltd.[1]	28,405,000	77,934
Kaba Holding AG1,2	250,800	76,361
Danieli & C. Officine Meccaniche SpA[1]	3,032,000	74,201
TK Corp.[1,2,4]	1,659,000	71,171
Aalberts Industries NV1	3,667,627	69,228
Actuant Corp., Class A	2,150,000	67,403
URS Corp.[4]	1,528,000	64,130
Watsco, Inc.	1,519,000	63,494
Delachaux SA1	636,423	63,468
KBR, Inc.	1,798,000	62,768
GfK AG1	1,365,500	61,249
Mine Safety Appliances Co.	1,502,700	60,093
Pyeong San Co., Ltd.[1,2]	1,220,171	57,595
LS Industrial Systems Co., Ltd.[1]	1,149,660	56,618
Resources Connection, Inc.[2,4]	2,757,500	56,115
Graco Inc.	1,433,100	54,558
IVRCL Infrastructures & Projects Ltd.[1,2]	7,400,000	52,376
Grontmij NV, depository receipts[1,2]	1,189,213	49,970
Hopewell Holdings Ltd.[1]	13,755,000	48,788
Santos Brasil Participações SA, units	3,296,000	47,735
Singapore Post Private Ltd.[1]	54,995,000	44,449
MISUMI Group Inc.[1]	2,343,400	43,721
Nabtesco Corp.[1]	2,778,000	42,654
Koninklijke BAM Groep NV1	2,390,000	42,236
Emeco Holdings Ltd.[1,2]	41,027,381	41,560
Corrections Corporation of America[4]	1,500,000	41,205
EnerSys[4]	1,200,000	41,076
MITIE Group PLC[1]	9,381,000	39,398
Sintex Industries Ltd.[1,4]	4,918,684	35,501
Hyunjin Materials Co., Ltd.[1,2]	779,243	35,230
Bradken Ltd.[1]	4,240,000	34,911
Crane Group Ltd.[1]	2,771,573	34,151
Murray & Roberts Holdings Ltd.[1]	3,043,000	33,919
Houston Wire & Cable Co.[2]	1,678,900	33,410
Samsung Techwin Co., Ltd.[1]	743,700	33,056
United Stationers Inc.[4]	868,700	32,098
Altra Holdings, Inc.[2,4]	1,905,548	32,032
Genesis Lease Ltd. (ADR)[2]	2,884,000	29,792
Northgate PLC[1,2]	4,114,822	28,893
Beacon Roofing Supply, Inc.[2,4]	2,695,400	28,598
Corporate Executive Board Co.	675,000	28,384
Société BIC SA1	540,000	28,228
Michaniki SA1,2	3,935,000	23,176
Michaniki SA, preference shares[1,2]	871,900	3,980
GS Engineering & Construction Corp.[1]	247,127	26,969
Shenzhen Expressway Co. Ltd., Class H1	42,916,000	25,204
Wilh. Wilhelmsen ASA, Class A1	765,550	25,115
Herman Miller, Inc.	1,007,500	25,077
Dalian Port (PDA) Co. Ltd., Class H1	42,504,000	23,851
IJM Corp. Bhd.[1]	13,223,000	22,272
Goodpack Ltd.[1]	19,678,000	22,054
STX Engine Co., Ltd.[1]	544,140	21,382
Hays PLC[1]	11,565,900	20,727
Aboitiz Equity Ventures, Inc.[1]	134,250,000	20,652
AeroVironment, Inc.[4]	744,650	20,240
DryShips Inc.	250,000	20,045
Sungkwang Bend Co., Ltd.[1]	700,000	19,938
Melco International Development Ltd.[1]	20,200,000	19,387
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	659,300	19,364
NCI Building Systems, Inc.[4]	520,000	19,100
JVM Co., Ltd.[1,2]	506,000	18,881
Grindrod Ltd.[1]	5,505,000	18,527
Uponor Oyj[1]	1,240,000	18,181
Advisory Board Co.[4]	455,000	17,895
Halla Engineering & Construction Corp.[1,2]	626,000	17,886
Trakya Cam Sanayii AS1,4	16,186,936	17,514
Pentair, Inc.	500,000	17,510
ALL - América Latina Logística, units	1,250,000	16,168
Kelly Services, Inc., Class A	800,000	15,464
I. Kloukinas – I. Lappas SA1,2	1,824,000	15,352
Nagarjuna Construction Co. Ltd.[1]	4,904,544	15,326
G-Shank Enterprise Co., Ltd.[1,2]	15,034,320	14,480
InnerWorkings, Inc.[4]	1,200,000	14,352
Jain Irrigation Systems Ltd.[1]	1,248,000	14,186
Krones AG1	165,000	14,126
AirAsia Bhd.[1,4]	51,221,900	13,664
ESCO Technologies Inc.[4]	285,700	13,405
Ennis, Inc.	832,652	13,031
Daelim Industrial Co., Ltd.[1]	127,000	12,954
Spirax-Sarco Engineering PLC[1]	605,000	12,874
Permasteelisa SpA[1]	615,000	12,559
Prosegur Compañía de Seguridad, SA1	282,000	12,210
Curtiss-Wright Corp.	268,600	12,017
Hubbell Inc., Class B	300,000	11,961
Federal Signal Corp.	945,000	11,340
Seobu Truck Terminal Co., Ltd.[1,4]	562,200	11,206
PRONEXUS INC.[1]	1,627,000	11,117
Chen Hsong Holdings Ltd.[1]	25,550,000	10,896
Geberit AG1	74,000	10,873
S1 Corp.[1]	179,000	10,735
Georg Fischer Ltd[1,4]	25,850	10,573
Chung-Hsin Electric and Machinery Manufacturing Corp.[1]	15,000,000	10,397
Kingspan Group PLC[1]	1,020,000	9,872
Hyflux Water Trust[1,2,4]	19,500,000	9,682
KCC Corp.[1]	22,480	9,274
A-TEC Industries AG1,4	106,742	9,152
Cpl Resources PLC[1,2]	2,975,986	9,130
Kansas City Southern[4]	200,000	8,798
Aker American Shipping ASA[1,4]	544,600	8,569
Copa Holdings, SA, Class A	300,000	8,448
TransDigm Group Inc.[4]	250,000	8,398
SThree PLC[1]	2,550,000	8,162
Intertek Group PLC[1]	415,000	8,156
Japan Airport Terminal Co. Ltd.[1]	500,000	7,864
Norfolk Group Ltd.[1,2,4]	6,500,000	7,611
Korea Electric Terminal Co., Ltd.[1]	350,000	7,233
Hopewell Highway Infrastructure Ltd.[1]	8,774,600	6,658
Rollins, Inc.	445,500	6,602
Max India Ltd.[1,4]	1,795,000	6,562
Lonrho PLC[1,4]	14,275,000	6,539
BELIMO Holding AG1	6,300	6,528
Gehl Co.[4]	436,477	6,455
Wabash National Corp.	800,000	6,048
Ansaldo STS SpA[1]	390,000	5,861
TSM Tech Co., Ltd.[1]	386,830	5,713
Hong Kong Aircraft Engineering Co. Ltd.[1]	355,600	5,472
CoStar Group, Inc.[4]	100,000	4,445
Aker Philadelphia Shipyard ASA[1,3,4]	346,000	3,879
Latécoère SA1	323,626	3,740
NEPES Corp.[1,4]	701,634	3,668
Dore Holdings Ltd.[1]	58,977,161	3,316
Continental Airlines, Inc., Class B4	310,000	3,134
Grafton Group PLC, units[1,4]	127,625	742
Imagelinx PLC[1,2,4]	21,385,714	533
ZOOTS[1,2,3,4]	25,173	—
		4,002,412

CONSUMER DISCRETIONARY — 15.50%
Jumbo SA1,2	4,844,956	135,825
Schibsted ASA[1,2]	4,684,700	133,047
Central European Media Enterprises Ltd., Class A4	1,403,500	127,059
Fourlis[1,2]	4,074,000	119,345
Lojas Renner SA, ordinary nominative	5,950,000	118,925
Nitori Co., Ltd.[1]	2,127,600	109,467
lululemon athletica inc.[4]	3,268,214	94,974
Lions Gate Entertainment Corp.[2,4]	8,250,000	85,470
Praktiker Bau- und Heimwerkermärkte Holding AG1,2	3,843,883	80,866
Kuoni Reisen Holding AG, Class B1,2	165,134	79,322
Saks Inc.[4]	6,557,500	72,001
Cyrela Brazil Realty SA, ordinary nominative	5,000,000	69,404
Scientific Games Corp., Class A4	2,300,000	68,126
Billabong International Ltd.[1]	6,263,500	64,736
Cheil Industries Inc.[1]	1,300,000	59,990
Café de Coral Holdings Ltd.[1,2]	31,550,000	56,649
CTC Media, Inc.[4]	2,200,000	54,252
CarMax, Inc.[4]	3,800,000	53,922
GOME Electrical Appliances Holding Ltd.[1]	108,652,000	51,389
Hotai Motor Co., Ltd.[1]	17,003,415	50,659
Nishimatsuya Chain Co., Ltd.[1,2]	5,307,000	47,529
Pantaloon Retail (India) Ltd.[1]	5,500,000	45,009
Arbitron Inc.	946,760	44,971
Timberland Co., Class A4	2,737,000	44,750
Blue Nile, Inc.[2,4]	1,037,940	44,133
Navitas Ltd.[1,2]	21,727,690	43,547
Ekornes ASA[1,2]	2,937,598	43,334
Banyan Tree Holdings Ltd.[1,2]	44,333,000	43,133
Chipotle Mexican Grill, Inc., Class B4	288,000	21,704
Chipotle Mexican Grill, Inc., Class A4	255,000	21,068
Trinity Ltd.[1,2,3,4]	82,337,500	37,488
Aristocrat Leisure Ltd.[1]	6,075,304	37,321
Live Nation, Inc.[4]	3,475,000	36,766
Polaris Industries Inc.	900,000	36,342
Galaxy Entertainment Group Ltd.[1,4]	55,848,000	36,218
GEOX SpA[1]	3,513,482	35,529
Life Time Fitness, Inc.[4]	1,183,100	34,961
ElringKlinger AG1	334,000	31,627
Keihin Corp.[1]	1,945,000	29,476
Jackson Hewitt Tax Service Inc.[2]	2,396,000	29,279
American Axle & Manufacturing Holdings, Inc.[2]	3,517,300	28,103
Rightmove PLC[1]	5,174,057	27,596
NVR, Inc.[4]	55,000	27,504
Korea Kumho Petrochemical Co., Ltd.[1]	610,940	26,341
PETsMART, Inc.	1,250,000	24,938
Choice Hotels International, Inc.	875,000	23,188
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,4]	1,900,000	22,800
Halfords Group PLC[1]	4,200,000	22,351
Amtek Auto Ltd.[1]	4,020,000	22,318
Leggett & Platt, Inc.	1,315,000	22,053
DeVry Inc.	400,000	21,448
Urban Outfitters, Inc.[4]	675,000	21,053
Williams-Sonoma, Inc.	1,055,000	20,931
Honeys Co., Ltd.[1,2]	2,218,000	20,589
Peet’s Coffee & Tea, Inc.[2,4]	1,015,000	20,117
Hürriyet Gazetecilik ve Matbaacilik AS1,4	16,906,958	19,963
Tokai Rika Co., Ltd.[1]	951,700	19,753
ASICS Corporation[1]	1,805,000	19,694
TAKKT AG1	1,071,778	18,865
Dolan Media Co.[4]	1,034,014	18,819
PetMed Express, Inc.[2,4]	1,500,000	18,375
Spot Runner, Inc.[1,3,4]	2,980,544	17,883
P.F. Chang’s China Bistro, Inc.[4]	800,000	17,872
Winnebago Industries, Inc.[2]	1,673,000	17,048
American Public Education, Inc.[4]	425,000	16,592
Marvel Entertainment, Inc.[4]	500,000	16,070
PartyGaming PLC[1,4]	3,075,000	16,065
Gafisa SA, ordinary nominative	900,000	15,608
Domino’s Pizza Enterprises Ltd.[1,2]	4,563,190	15,606
Brunswick Corp.	1,460,000	15,476
Office Depot, Inc.[4]	1,350,000	14,769
Bloomsbury Publishing PLC[1,2]	5,405,000	14,505
Pool Corp.	810,000	14,386
XM Satellite Radio Holdings Inc., Class A4	1,800,000	14,112
CKE Restaurants, Inc.	1,100,000	13,717
Pinnacle Entertainment, Inc.[4]	1,300,000	13,637
Tractor Supply Co.[4]	456,100	13,245
K12 Inc.[4]	604,018	13,077
Denny’s Corp.[4]	4,500,000	12,780
Hankook Tire Co., Ltd.[1]	830,910	11,537
Brascan Residential Properties SA, ordinary nominative	2,083,200	11,219
Hana Tour Service Inc.[1]	338,200	11,212
Burani Designer Holding NV (CDI)[1]	1,397,005	10,758
Debenhams PLC[1]	11,165,000	9,880
JJB Sports PLC[1]	4,390,500	9,863
American Apparel, Inc.[4]	1,471,200	9,783
Crocs, Inc.[4]	1,200,000	9,612
TOD’S SpA[1]	162,000	8,888
YBM Sisa.com Inc.[1,2]	814,411	8,859
Boyd Gaming Corp.	700,000	8,792
Largan Precision Co., Ltd.[1]	688,500	8,790
Gaming VC Holdings SA1,2	2,023,800	8,790
Next Media Ltd.[1]	22,100,000	8,466
Prime Success International Group Ltd.[1]	15,200,000	8,392
CKX, Inc.[4]	919,100	8,042
HUGO BOSS AG1	215,000	7,876
SeLoger.com[1,4]	331,144	7,678
Asahi India Glass Ltd.[1,4]	5,824,077	7,472
Bijou Brigitte modische Accessoires AG1	52,000	6,981
ValueVision Media, Inc., Class A2,4	1,900,000	6,783
1-800-FLOWERS.COM, Inc., Class A4	1,000,000	6,450
Restaurant Group PLC[1]	2,550,000	6,348
Entertainment Rights PLC[1,2,4]	42,500,000	6,343
TVN SA1	666,005	5,469
Haseko Corp.[1]	3,950,000	5,265
C C Land Holdings Ltd.[1]	8,483,000	5,246
Bob Evans Farms, Inc.	175,000	5,005
Riken Corp.[1]	1,075,000	4,819
Cosi, Inc.[4]	1,765,468	4,431
OSIM International Ltd.[1,4]	18,750,000	3,999
Rambler Media Ltd.[1,4]	127,360	3,478
Shuffle Master, Inc.[4]	429,437	2,121
CEC Unet PLC[1,2,4]	35,100,775	2,094
Ten Alps PLC[1,4]	1,815,000	1,999
Agora SA1	95,900	1,525
Genius Products, Inc.[4]	1,403,300	239
Hi-Lex Corp.[1]	3,200	43
Mobile Travel Guide, Inc.[1,3,4]	96,033	24
		3,423,431

INFORMATION TECHNOLOGY — 10.30%
Kingboard Chemical Holdings Ltd.[1,2]	49,934,200	230,153
Novell, Inc.[2,4]	17,978,000	105,890
Tripod Technology Corp.[1,2]	30,890,108	77,149
Mentor Graphics Corp.[4]	4,315,500	68,185
Heartland Payment Systems, Inc.[2]	2,870,000	67,732
SkillSoft PLC (ADR)[2,4]	7,225,000	65,314
Digital River, Inc.[4]	1,525,000	58,834
THQ Inc.[4]	2,621,000	53,101
ACI Worldwide, Inc.[2,4]	2,742,400	48,239
SEEK Ltd.[1]	9,714,601	46,495
TIBCO Software Inc.[4]	5,915,000	45,250
Wacom Co., Ltd.[1]	18,214	43,362
Venture Corp. Ltd.[1]	5,969,600	43,144
SRA International, Inc., Class A4	1,750,000	39,305
TradeDoubler AB1,2	2,120,000	35,947
Veeco Instruments Inc.[2,4]	2,171,396	34,916
Intersil Corp., Class A	1,425,000	34,656
Verifone Holdings, Inc.[4]	2,891,000	34,547
Novellus Systems, Inc.[4]	1,600,000	33,904
Kingboard Laminates Holdings Ltd.[1]	54,686,236	32,178
Red Hat, Inc.[4]	1,550,000	32,069
Chartered Semiconductor Manufacturing Ltd[1,4]	55,740,000	31,859
Concur Technologies, Inc.[4]	914,750	30,397
Hana Microelectronics PCL[1,2]	53,925,000	29,594
austriamicrosystems AG, non-registered shares[1,2]	715,000	29,243
Semtech Corp.[4]	2,076,053	29,210
Solera Holdings, Inc.[4]	1,050,000	29,043
ASM Pacific Technology Ltd.[1]	3,840,000	28,943
Avid Technology, Inc.[4]	1,633,400	27,751
Moneysupermarket.com Group PLC[1]	14,245,000	27,569
Littelfuse, Inc.[4]	850,000	26,817
Polycom, Inc.[4]	1,100,000	26,796
MacDonald, Dettwiler and Associates Ltd.[4]	700,000	26,001
Hutchinson Technology Inc.[2,4]	1,836,035	24,676
Halma PLC[1]	5,365,000	22,720
Internet Capital Group, Inc.[2,4]	2,869,000	22,177
Echelon Corp.[4]	2,000,000	21,800
Compal Electronics, Inc.[1]	20,100,000	21,568
Dice Holdings, Inc.[4]	2,477,600	20,465
InfoSpace.com, Inc.[2,4]	2,421,200	20,169
Konami Corp.[1]	560,300	19,591
Applied Micro Circuits Corp.[4]	2,250,000	19,260
Internet Brands, Inc., Class A4	2,704,395	17,930
Finisar Corp.[4]	14,980,000	17,826
Neopost SA1	163,077	17,233
Kapsch TrafficCom AG1,4	362,883	16,982
Varian Semiconductor Equipment Associates, Inc.[4]	487,500	16,975
Intermec, Inc.[4]	785,000	16,548
Advantech Co., Ltd.[1]	6,432,314	16,457
Infotech Enterprises Ltd.[1,2]	3,000,000	16,361
Verigy Ltd.[4]	700,000	15,897
Redington (India) Ltd.[1]	2,194,868	15,693
DTS, Inc.[4]	482,300	15,106
SINA Corp.[4]	355,000	15,105
Orbotech Ltd.[4]	1,128,317	15,029
Standard Microsystems Corp.[4]	550,000	14,932
Thinkware Systems Corp.[1,2,4]	626,120	13,901
Renishaw PLC[1]	936,658	13,760
Euronet Worldwide, Inc.[4]	713,500	12,058
Euronet Worldwide, Inc.[3,4]	100,000	1,690
i2 Technologies, Inc.[4]	1,001,500	12,449
Nortel Networks Corp.[4]	1,400,000	11,508
Tessera Technologies, Inc.[4]	700,000	11,459
LoopNet, Inc.[4]	1,001,500	11,317
Diebold, Inc.	309,600	11,016
Sanmina-SCI Corp.[4]	8,000,000	10,240
Cogent, Inc.[4]	900,000	10,233
Global Unichip Corp.[1]	1,400,000	10,225
Techwell, Inc.[4]	825,000	10,164
Stratasys, Inc.[4]	532,000	9,821
Rubicon Technology, Inc.[4]	463,000	9,408
Cadence Design Systems, Inc.[4]	915,000	9,241
Funcom NV1,4	1,181,000	8,829
Ono Sokki Co., Ltd.[1,2]	1,609,000	8,694
McAfee, Inc.[4]	250,000	8,507
Wintek Corp.[1,4]	13,917,273	8,485
DigiTech Systems Co., Ltd.[1,4]	435,000	8,380
VistaPrint Ltd.[4]	311,900	8,346
Spark Networks, Inc.[2,4]	1,935,300	8,051
SourceForge, Inc.[2,4]	4,700,000	7,520
Delta Electronics (Thailand) PCL[1]	12,150,000	7,472
Simmtech Co., Ltd.[1]	1,020,000	5,966
Oakton Ltd.[1]	1,520,000	4,676
DFI, Inc.[1]	1,928,680	4,362
Delta Networks, Inc.[1]	14,000,000	4,312
Cyntec Co., Ltd.[1]	2,829,741	4,113
MEMSIC, Inc.[2,4]	1,200,000	3,564
SupportSoft, Inc.[4]	735,000	2,389
HSW International, Inc.[1,3,4]	1,109,908	2,299
Chicony Electronics Co., Ltd.[1]	1,171,850	2,189
Gartner, Inc.[4]	63,300	1,312
Spansion Inc., Class A4	574,500	1,293
Phoenix PDE Co., Ltd.[1,4]	966,083	1,245
DK UIL Co., Ltd.[1,4]	140,000	1,127
Advanced Semiconductor Manufacturing Corp. Ltd., Class H1,4	24,250,000	707
Orbiscom Ltd.[1,3,4]	3,905,874	156
KEC Corp.[1,4]	20,000	23
PixelFusion PLC[1,3,4]	2,300,000	17
		2,276,617

HEALTH CARE — 10.21%
ResMed Inc[4]	2,421,200	86,534
ResMed Inc (CDI)[1,4]	1,500,000	5,226
ArthroCare Corp.[2,4]	2,117,000	86,395
American Medical Systems Holdings, Inc.[2,4]	5,370,000	80,282
Gerresheimer AG, non-registered shares[1]	1,435,000	73,065
Hikma Pharmaceuticals PLC[1]	6,769,153	67,868
Beckman Coulter, Inc.	997,500	67,361
Medicis Pharmaceutical Corp., Class A2	3,062,100	63,630
NuVasive, Inc.[4]	1,403,461	62,679
Vital Signs, Inc.[2]	1,062,390	60,323
Inverness Medical Innovations, Inc.[4]	1,761,456	58,427
Integra LifeSciences Holdings Corp.[4]	1,238,500	55,088
Masimo Corp.[4]	1,591,200	54,658
Nakanishi Inc.[1,2]	491,100	52,963
Laboratorios Almirall, SA1	2,192,500	47,494
Mentor Corp.[2]	1,700,700	47,313
Acorda Therapeutics, Inc.[4]	1,300,000	42,679
Haemonetics Corp.[4]	747,700	41,467
United Laboratories International Holdings Ltd.[1,2]	66,152,000	41,197
BioMarin Pharmaceutical Inc.[4]	1,350,000	39,123
Cochlear Ltd.[1]	918,610	38,477
Apollo Hospitals Enterprise Ltd.[1,2]	3,275,000	37,302
SonoSite, Inc.[2,4]	1,331,100	37,284
Abaxis, Inc.[2,4]	1,525,000	36,798
Sirona Dental Systems, Inc.[4]	1,345,000	34,862
Volcano Corp.[2,4]	2,777,400	33,884
Onyx Pharmaceuticals, Inc.[4]	950,000	33,820
Allscripts Healthcare Solutions, Inc.[4]	2,611,487	32,409
Rhön-Klinikum AG, non-registered shares[1]	935,400	29,693
China Medical Technologies, Inc. (ADR)	600,000	29,640
ev3 Inc.[4]	3,073,258	29,134
Fisher & Paykel Healthcare Corp. Ltd.[1]	14,905,690	26,800
ABIOMED, Inc.[4]	1,480,000	26,270
Cougar Biotechnology, Inc.[2,3,4]	1,000,000	23,830
Cougar Biotechnology, Inc.[2,4]	100,000	2,383
Intuitive Surgical, Inc.[4]	96,934	26,114
Savient Pharmaceuticals, Inc.[4]	1,000,000	25,300
United Therapeutics Corp.[4]	250,000	24,438
Hisamitsu Pharmaceutical Co., Inc.[1]	551,000	23,989
Ipca Laboratories Ltd.[1,2]	1,794,000	23,418
Bumrungrad Hospital PCL[1]	20,655,300	21,834
Applera Corp., Celera group[4]	1,916,800	21,775
Auxilium Pharmaceuticals, Inc.[4]	600,000	20,172
Invacare Corp.	935,000	19,111
DiaSorin SpA[1,4]	877,100	18,609
Alpharma Inc., Class A4	825,000	18,587
CardioNet, Inc.[4]	664,000	17,682
Greatbatch, Inc.[4]	990,400	17,134
AMAG Pharmaceuticals, Inc.[4]	500,000	17,050
OSI Pharmaceuticals, Inc.[4]	400,000	16,528
I-Flow Corp.[2,4]	1,572,000	15,956
Insulet Corp.[4]	1,010,000	15,887
Kendle International Inc.[4]	432,000	15,695
Alexion Pharmaceuticals, Inc.[4]	200,000	14,500
Tecan Group AG1	215,586	14,359
Eclipsys Corp.[4]	775,000	14,229
Biosensors International Group, Ltd.[1,4]	27,650,000	13,662
Endo Pharmaceuticals Holdings Inc.[4]	550,000	13,305
Orion Oyj, Class B1	655,000	13,027
Top Glove Corp. Bhd.[1]	9,820,500	12,759
PSS World Medical, Inc.[4]	750,000	12,225
Eurand NV4	800,000	11,376
Phase Forward Inc.[4]	615,000	11,052
EGIS NYRT[1]	107,000	10,832
Vital Images, Inc.[4]	845,546	10,519
Arpida Ltd.[1,2,4]	1,231,509	10,466
Recordati SpA[1]	1,300,000	10,093
Simcere Pharmaceutical Group (ADR)[4]	770,000	9,702
LifeCycle Pharma A/S1,4	2,275,000	9,163
Amplifon SpA[1]	3,325,980	9,057
AtriCure, Inc.[2,4]	824,500	8,896
Advanced Medical Optics, Inc.[4]	474,199	8,887
Vision-Sciences, Inc.[2,4]	2,200,000	8,250
AngioDynamics, Inc. [4]	600,000	8,172
Array BioPharma Inc.[4]	1,620,000	7,614
Vical Inc.[2,4]	2,250,279	7,583
Newron Pharmaceuticals SpA[1,4]	257,000	7,280
Clínica Baviera, SA1	420,000	6,658
Hythiam, Inc.[4]	2,700,000	6,534
A&D Pharma Holdings NV (GDR)[1,4]	958,000	5,735
AS ONE Corp.[1]	253,000	5,547
Cardiome Pharma Corp.[4]	500,000	4,400
Krka, dd, Novo mesto[1]	27,820	3,937
Exelixis, Inc.[4]	775,000	3,875
Apria Healthcare Group Inc.[4]	180,000	3,490
Introgen Therapeutics, Inc.[4]	1,728,800	2,680
Exiqon A/S1,4	450,000	2,557
Arcadia Resources, Inc.[3,4]	3,749,999	2,100
Senomyx, Inc.[4]	424,667	2,094
ICU Medical, Inc.[4]	80,600	1,844
Sosei Co. Ltd.[1,4]	3,200	1,150
Allied Medical Ltd.[1,4]	147,030	37
		2,255,283

FINANCIALS — 9.45%
Pusan Bank[1,2]	11,726,500	156,627
Daegu Bank, Ltd.[1,2]	10,570,000	140,544
Dah Sing Financial Holdings Ltd.[1]	11,174,600	90,234
Dolphin Capital Investors Ltd.[1,2,4]	35,253,440	69,449
MCB Bank Ltd.[1]	13,099,742	61,079
Kotak Mahindra Bank Ltd.[1,4]	5,493,262	59,079
Ascendas Real Estate Investment Trust[1]	31,486,550	51,260
Indiabulls Real Estate Ltd.[1,4]	7,209,778	45,784
Industrial and Commercial Bank of China (Asia) Ltd.[1]	16,857,137	45,445
Champion REIT[1]	97,503,000	45,088
Mercury General Corp.	952,724	44,511
Hargreaves Lansdown PLC[1]	14,244,718	41,742
Jammu and Kashmir Bank Ltd.[1,2,4]	3,149,500	38,706
Challenger Financial Services Group Ltd.[1]	21,386,353	38,600
Topdanmark A/S1,4	235,700	35,518
Central Pattana PCL[1]	49,016,000	34,233
Banco De Oro Unibank, Inc.[1]	34,600,000	33,150
Redwood Trust, Inc.	1,440,000	32,818
BOK Financial Corp.	601,791	32,166
First Pacific Co. Ltd.[1]	44,300,000	27,923
UnionBank of the Philippines[1,2]	37,718,100	27,323
China Banking Corp.[1]	2,142,187	26,933
Banco Sofisa SA, preferred nominative	5,066,400	26,364
Indiabulls Financial Services Ltd.[1]	4,285,135	25,641
IG Group Holdings PLC[1]	3,861,000	25,224
Banco Cruzeiro do Sol SA, preferred nominative	5,543,100	24,675
Northwest Bancorp, Inc.	1,130,000	24,657
Oslo Børs VPS Holding ASA[1]	1,002,335	24,641
PT Bank Niaga Tbk[1]	222,354,000	23,258
Azimut Holding SpA[1]	2,630,000	23,017
Banco Macro SA, Class B (ADR)	1,365,800	22,700
CapitaRetail China Trust[1,4]	24,680,100	22,550
eHealth, Inc.[2,4]	1,271,400	22,453
Gruppo MutuiOnline SpA[1,2]	3,160,000	21,157
Bank Sarasin & Cie AG, Class B1	466,100	21,010
AEON Mall Co., Ltd.[1]	706,800	20,874
Alm. Brand A/S1,4	385,000	20,190
Paraná Banco SA, preferred nominative	3,554,720	20,036
Wilmington Trust Corp.	750,000	19,830
Wing Tai Holdings Ltd.[1]	16,415,000	19,457
Farglory Land Development Co., Ltd.[1]	6,218,000	19,258
Federal Agricultural Mortgage Corp., Class C	777,000	19,254
Unitech Corporate Parks PLC[1,4]	16,159,228	19,246
JSE Ltd.[1]	2,745,000	19,212
Banco Daycoval SA, preferred nominative	2,539,300	18,706
National Bank of Pakistan[1]	8,793,774	18,530
CastlePoint Holdings, Ltd.[2]	2,016,100	18,326
Banco ABC Brasil SA, preferred nominative	3,060,700	17,942
Asya Katilim Bankasi AS, Class B1,4	8,738,280	16,477
Robinsons Land Corp., Class B1	98,188,300	16,199
Hung Poo Real Estate Development Corp.[1]	11,554,120	15,422
Home Federal Bancorp, Inc.[2]	1,384,249	13,649
Greek Postal Savings Bank SA1	849,030	13,312
Bolsa Mexicana de Valores, SAB de CV, Series A4	9,400,000	13,266
S P Setia Bhd.[1]	13,950,000	12,573
TMX Group Inc.	299,594	12,387
Regent Pacific Group Ltd.[1,4]	145,950,000	12,151
P/F Føroya Banki[1]	354,760	11,229
Indiabulls Securities Ltd.[1,4]	6,193,648	11,006
Bank of Georgia (GDR)[1,4]	375,000	8,586
Bank of Georgia (GDR)[1,4,5]	100,000	2,290
Megaworld Corp.[1]	379,060,000	10,292
Credito Emiliano SpA[1]	1,159,604	10,189
Amata Corp. PCL[1]	26,800,000	10,054
TICON Property Fund[1,2]	30,400,000	9,828
Cathay Real Estate Development Co. Ltd.[1]	17,400,000	9,620
SpareBank 1 SR-Bank[1]	1,043,046	9,558
Union Bank of India[1]	3,750,000	9,552
Gladstone Capital Corp.	619,000	9,434
Kiatnakin Bank PCL[1]	12,200,000	9,139
Ascendas India Trust[1]	12,750,000	8,489
Solomon Mutual Savings Bank[1,2]	1,062,023	8,210
Westamerica Bancorp.	150,000	7,889
VastNed Retail NV1	97,000	7,782
Chuang’s China Investments Ltd.[1,2]	119,995,000	7,718
Interhyp AG1	73,000	7,299
First Niagara Financial Group, Inc.	550,000	7,073
Cyrela Commercial Properties SA, ordinary nominative	1,000,000	6,740
Banco Patagonia SA, Class B (BDR)	559,000	6,729
TICON Industrial Connection PCL[1]	11,298,800	5,409
Downey Financial Corp.[2]	1,825,000	5,055
FirstFed Financial Corp.[4]	600,000	4,824
Orco Property Group SA1	76,930	4,489
Banner Corp.	500,000	4,430
Sumitomo Real Estate Sales Co., Ltd.[1]	100,000	3,876
Eurobancshares, Inc.[4]	776,089	2,786
Chimera Investment Corp.	267,500	2,410
East West Bancorp, Inc.	250,000	1,765
MGIC Investment Corp.	220,350	1,346
		2,086,952

ENERGY — 9.22%
OPTI Canada Inc.[2,4]	15,001,600	340,343
OPTI Canada Inc.[2,3,4]	420,000	9,529
Concho Resources Inc.[2,4]	5,467,920	203,953
Oilexco Inc.[4]	6,808,600	130,127
Oilexco Inc. (GBP denominated)[1,3,4]	2,900,000	54,717
Oilexco Inc.[3,4]	520,000	9,938
Pacific Rubiales Energy Corp.[4]	7,655,000	100,969
Pacific Rubiales Energy Corp.[3,4]	1,333,333	17,587
Banpu PCL[1]	6,951,700	109,617
Heritage Oil Ltd.[1,2,4]	15,649,000	107,065
Quicksilver Resources Inc.[4]	2,501,500	96,658
Straits Asia Resources Ltd.[1]	37,066,000	94,896
Regal Petroleum PLC[1,2,4]	16,130,300	83,032
KNM Group Bhd.[1]	40,017,000	78,264
Uranium One Inc.[4]	12,989,347	61,234
Oceaneering International, Inc.[4]	750,000	57,788
EXCO Resources, Inc.[4]	1,500,000	55,365
FMC Technologies, Inc.[4]	700,000	53,851
Expro International Group PLC[1]	1,500,000	48,268
Bill Barrett Corp.[4]	700,000	41,587
First Calgary Petroleums Ltd.[2,4]	10,846,000	24,180
First Calgary Petroleums Ltd. (GBP denominated)[1,2,4]	4,800,000	10,964
Value Creation Inc.[1,3,4]	4,529,354	32,251
Centennial Coal Co. Ltd.[1]	5,927,391	31,857
Bankers Petroleum Ltd.[4]	13,703,800	24,361
Bankers Petroleum Ltd.[3,4]	2,200,000	3,911
Rex Energy Corp.[4]	1,000,000	26,400
Encore Acquisition Co.[4]	350,000	26,317
WorleyParsons Ltd.[1]	634,556	22,990
Alpha Natural Resources, Inc.[4]	190,000	19,815
International Coal Group, Inc.[4]	1,220,000	15,921
Core Laboratories NV4	100,000	14,235
Zhaikmunai LP (GDR)[1,4,5]	790,000	12,545
Sterling Energy PLC[1,4]	37,700,000	8,409
Mart Resources, Inc.[3,4]	12,459,375	7,220
High Arctic Energy Services Inc.[4]	1,923,000	1,756
		2,037,920

MATERIALS — 5.87%
AMG Advanced Metallurgical Group NV1,2,4	2,143,200	181,829
Peter Hambro Mining PLC[1]	2,967,000	75,746
Major Drilling Group International Inc.[2,4]	1,500,000	73,659
Central African Mining & Exploration Co. PLC[1,4]	51,546,569	56,953
AptarGroup, Inc.	1,264,000	53,025
Croda International PLC[1]	3,860,000	49,163
KazakhGold Group Ltd. (GDR)[1,4,5]	948,000	21,799
KazakhGold Group Ltd. (GDR)[1,4]	825,000	18,971
Kenmare Resources PLC[1,2,4]	45,091,000	37,602
Lynas Corp. Ltd.[1,4]	30,165,969	37,509
James Hardie Industries NV1	8,750,000	35,499
Eastern Platinum Ltd.[4]	10,105,450	27,789
Eastern Platinum Ltd.[3,4]	2,500,000	6,875
Kemira Oyj[1]	2,445,000	30,728
Valspar Corp.	1,600,000	30,256
Coal of Africa Ltd.[1,4]	7,500,000	29,900
FUCHS PETROLUB AG1	298,527	29,477
Polo Resources Ltd.[1,2,4]	123,872,500	28,966
Symrise AG1	1,325,000	28,781
Minerals Technologies Inc.	420,000	26,708
Murchison Metals Ltd.[1,4]	7,847,973	22,247
United Phosphorus Ltd.[1,4]	3,270,000	21,546
Northern Iron Ltd.[1,4]	5,279,928	20,719
Yamana Gold Inc.	1,200,000	19,988
Cleveland-Cliffs Inc	167,032	19,909
Peak Gold Ltd.[3,4]	19,166,667	14,683
Peak Gold Ltd.[4]	6,000,000	4,596
Taiwan Cement Corp.[1]	14,000,000	18,887
Katanga Mining Ltd.[4]	1,471,735	18,834
Sidenor Steel Products Manufacturing Co. SA1	1,217,865	18,494
Asian Paints Ltd.[1]	670,200	17,945
Mineral Deposits Ltd.[1,4]	16,220,000	12,766
Mineral Deposits Ltd. (CAD denominated)[1,4]	6,300,000	4,959
LANXESS AG1	425,000	17,422
Gem Diamonds Ltd.[1,4]	800,000	16,897
Sino-Forest Corp.[4]	900,000	15,787
SSCP Co., Ltd.[1,4]	890,000	13,712
Nihon Parkerizing Co., Ltd.[1]	820,000	13,343
Macarthur Coal Ltd.[1]	810,000	12,986
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	12,532
PT Semen Gresik[1]	27,150,000	11,820
Ta Ann Holdings Bhd.[1]	5,300,000	11,063
Cementir Holding SpA[1]	1,600,000	10,703
Samling Global Ltd.[1]	53,410,000	8,331
Midwest Corp. Ltd.[1,4]	1,340,395	8,266
River Diamonds PLC[1,3,4]	95,000,000	7,104
Banro Corp.[3,4]	890,000	6,258
Sunkar Resources PLC[1,3,4]	2,700,000	5,945
Oxus Gold PLC[1,4]	15,915,000	5,794
Shree Cement Ltd.[1,4]	350,000	4,869
Zoloto Resources Ltd.[2,4]	8,175,000	4,817
Mwana Africa PLC[1,3,4]	5,980,000	4,794
Hung Hing Printing Group Ltd.[1]	17,199,000	4,564
Gold Wheaton Corp., subscription receipts[1,3,4]	7,440,000	3,653
		1,297,468

CONSUMER STAPLES — 3.58%
Lindt & Sprüngli AG, participation certificate[1]	19,166	52,844
Lindt & Sprüngli AG1	1,694	50,831
Bare Escentuals, Inc.[4]	3,769,400	70,601
Olam International Ltd.[1]	31,553,300	56,525
Kernel Holding SA1,4	3,243,300	55,938
Andersons, Inc.[2]	1,247,000	50,765
China Mengniu Dairy Co.[1]	14,313,000	40,311
China Yurun Food Group Ltd.[1]	21,577,000	35,385
Hain Celestial Group, Inc.[4]	1,480,000	34,750
MARR SpA[1]	3,202,500	33,005
IAWS Group PLC[1]	1,109,000	27,760
Poslovni sistem Mercator, dd1	69,933	27,268
Origin Enterprises PLC[1,4]	3,213,300	25,615
Chattem, Inc.[4]	355,000	23,093
AMOREPACIFIC Corp.[1]	36,702	22,703
Trigon Agri A/S1,2,4	8,150,000	18,929
United Natural Foods, Inc.[4]	840,000	16,363
Lakshmi Energy and Foods Ltd.[1,4]	2,401,000	15,758
Coca-Cola Icecek AS, Class C1	1,672,785	15,490
Emmi AG1	95,800	12,532
Fresh Del Monte Produce Inc.[4]	525,000	12,374
PrimeAg Australia Ltd.[1,4]	7,000,000	12,088
Universal Robina Corp.[1]	51,235,000	11,993
China Milk Products Group Ltd.[1]	22,200,000	11,777
Asiatic Development Bhd.[1]	3,740,000	9,405
Hypermarcas SA, ordinary nominative[4]	750,000	9,075
PT Indofood Sukses Makmur Tbk[1]	34,000,000	8,888
Synear Food Holdings Ltd.[1]	26,500,000	8,431
PT Astra Agro Lestari Tbk[1]	2,420,000	7,792
Central Garden & Pet Co., Class A4	1,150,000	4,715
Central Garden & Pet Co.[4]	465,810	2,119
China Huiyuan Juice Group Ltd.[1]	7,843,500	4,910
		790,033

TELECOMMUNICATION SERVICES — 1.81%
Time Warner Telecom Inc., Class A4	4,100,000	65,723
LG Telecom Ltd.[1]	6,370,000	48,305
Partner Communications Co. Ltd.[1]	1,966,500	46,847
Cellcom Israel Ltd.	950,000	32,500
Cellcom Israel Ltd. (ILS denominated)[1]	350,000	11,939
Manitoba Telecom Services Inc.	1,120,000	44,010
NTELOS Holdings Corp.	1,486,497	37,712
Total Access Communication PCL[1]	17,046,000	27,326
Telemig Celular Participações SA, preferred nominative	496,143	14,657
Telemig Celular Participações SA, preferred nominative (ADR)	158,605	9,437
DiGi.Com Bhd.[1]	2,927,500	21,449
Globe Telecom, Inc.[1]	526,867	13,861
True Corp. PCL[1,4]	107,000,000	12,958
StarHub Ltd[1]	3,246,840	6,828
QSC AG1,4	1,969,863	6,281
		399,833

UTILITIES — 1.67%
Xinao Gas Holdings Ltd.[1,2]	51,038,000	87,414
Manila Water Co., Inc.[1,2]	109,606,100	44,548
Glow Energy PCL[1]	42,550,000	37,662
GVK Power & Infrastructure Ltd.[1,4]	41,599,990	33,399
Northumbrian Water Group PLC[1]	4,170,000	26,097
AES Tietê SA, preferred nominative	2,400,000	25,429
PNOC Energy Development Corp.[1]	208,263,000	24,136
Cascal NV2,4	1,723,300	21,197
First Gen Corp.[1]	33,173,300	20,698
CESC Ltd.[1]	1,863,282	17,138
Energen Corp.	150,000	11,704
Ratchaburi Electricity Generating Holding PCL[1]	7,560,000	9,482
Electricity Generating PCL[1]	2,285,000	5,777
EDF Energies Nouvelles SA1	63,400	4,252
		368,933

MISCELLANEOUS — 5.00%
Other common stocks in initial period of acquisition		1,105,385

Total common stocks (cost: $18,548,899,000)		20,044,267

		Market value
Warrants — 0.06%	Shares	(000)

ENERGY — 0.04%
Pacific Rubiales Energy Corp., warrants, expire 2012[3,4]	666,667	$4,616
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	1,778
Bankers Petroleum Ltd., warrants, expire 2012[1,3,4]	1,100,000	1,124
		7,518

MATERIALS — 0.02%
Peak Gold Ltd., warrants, expire 2012[3,4]	3,333,333	1,228
Peak Gold Ltd., warrants, expire 2012[3,4]	6,250,000	890
Eastern Platinum Ltd., warrants, expire 2009[4]	1,750,000	1,925
Energem Resources Inc., warrants, expire 2009[1,3,4]	2,200,000	16
Energem Resources Inc., warrants, expire 2008[1,4]	1,200,000	—
		4,059

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		696

Total warrants (cost: $3,548,000)		12,273

	Shares or
Convertible securities — 0.17%	principal amount

INFORMATION TECHNOLOGY — 0.08%
Fluidigm Corp., Series E, convertible preferred[1,3,4]	4,378,695	17,515

CONSUMER DISCRETIONARY — 0.04%
Spot Runner, Inc., Series C, convertible preferred[1,3,4]	1,626,016	9,756

FINANCIALS — 0.04%
UCBH Holdings, Inc., Series B, 8.50% convertible preferred[4]	13,000	9,038

TELECOMMUNICATION SERVICES — 0.01%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$1,600,000	1,702

Total convertible securities (cost: $38,115,000)		38,011

	Principal amount
Bonds & notes — 0.14%	(000)

CONSUMER DISCRETIONARY — 0.07%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$16,600	15,936

ENERGY — 0.07%
International Coal Group, Inc. 10.25% 2014	10,000	10,225
James River Coal Co. 9.375% 2012	5,000	5,000
		15,225

Total bonds & notes (cost: $30,471,000)		31,161

	Principal amount	Market value
Short-term securities — 9.14%	(000)	(000)

Freddie Mac 2.095%–2.48% due 9/12–12/8/2008	$277,200	$275,415
Federal Home Loan Bank 2.03%–2.35% due 7/25–11/21/2008	201,500	200,245
Old Line Funding, LLC 2.55%–2.78% due 7/21–9/2/2008[5]	145,834	145,357
Westpac Banking Corp. 2.43%–2.79% due 7/16–8/5/2008[5]	137,900	137,648
Liberty Street Funding Corp. 2.60%–2.78% due 7/15–8/13/2008[5]	133,800	133,526
Société Générale North America, Inc. 2.63%–2.76% due 8/6–9/19/2008	85,500	85,056
Barton Capital LLC 2.65% 07/22/08[5]	39,900	39,835
Barclays U.S. Funding Corp. 2.68% due 8/18/2008	64,800	64,563
Sheffield Receivables Corp. 2.70% due 7/17/2008[5]	35,000	34,955
Royal Bank of Scotland PLC 2.49%–2.51% due 7/28–8/7/2008	90,000	89,786
Electricité de France 2.20%–2.25% due 7/10–7/23/2008[5]	89,400	89,310
Amsterdam Funding Corp. 2.60% due 7/7–7/17/2008[5]	85,900	85,835
BASF AG 2.07%–2.29% due 7/29–9/8/2008[5]	69,000	68,698
Jupiter Securitization Co., LLC 2.60% due 7/1/2008[5]	50,600	50,596
JPMorgan Chase & Co. 2.50% due 7/7/2008	9,900	9,895
HSBC USA Inc. 2.65% due 7/8/2008	59,400	59,365
Eksportfinans ASA 2.27%–2.33% due 7/9–8/1/2008[5]	58,000	57,925
DaimlerChrysler Revolving Auto Conduit LLC II 2.85% due 8/12/2008	50,000	49,830
DaimlerChrysler Revolving Auto Conduit LLC 2.85% due 8/12/2008	5,300	5,282
U.S. Treasury Bills 1.575% due 8/7/2008	54,900	54,803
Swedish Export Credit Corp. 2.25% due 8/29/2008	42,500	42,309
Novartis Finance Corp. 2.03%–2.04% due 7/24–7/25/2008[5]	41,000	40,931
Variable Funding Capital Corp. 2.74% due 9/8/2008[5]	35,000	34,795
American Honda Finance Corp. 2.12%–2.20% due 7/2–8/4/2008	33,938	33,898
Fannie Mae 2.25% due 8/22/2008	24,000	23,925
Toyota Credit de Puerto Rico Corp. 2.30% due 7/23/2008	20,000	19,972
KfW 2.08% due 7/18/2008[5]	17,300	17,278
Swedbank Mortgage AB 2.75% due 8/12/2008	16,000	15,947
Nestlé Finance International Ltd. 2.25% due 7/18/2008	13,825	13,810
ING (U.S.) Funding LLC 2.57% due 8/22/2008	10,800	10,757
Canadian Imperial Holdings Inc. 2.61% due 8/1/2008	10,700	10,675
CBA (Delaware) Finance Inc. 2.607% due 7/7/2008	9,000	8,995
Abbott Laboratories 2.10% due 7/30/2008[5]	8,500	8,485

Total short-term securities (cost: $2,019,706,000)		2,019,702

Total investment securities (cost: $20,640,739,000)		22,145,414
Other assets less liabilities		(53,019)

Net assets		$22,092,395

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
was $11,223,709,000, which represented 50.80% of the net assets of the fund.
[2]The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear on the following page.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$49,573	$70,451	.32%
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	54,717	.25
Oilexco Inc.	3/7/2007	3,454	9,938	.04
Trinity Ltd.	12/6/2007	37,508	37,488	.17
Value Creation Inc.	8/25/2005–9/1/2006	33,229	32,251	.15
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	17,883	.08
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	9,756	.04
Cougar Biotechnology, Inc.	12/17/2007	29,000	23,830	.11
Fontainebleau Resorts LLC, Class A, non-voting units	10/5/2005–6/1/2007	21,500	22,800	.10
Pacific Rubiales Energy Corp.	7/9/2007	5,551	17,587	.08
Pacific Rubiales Energy Corp., warrants, expire 2012	7/9/2007	932	4,616	.02
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	17,515	.08
Peak Gold Ltd.	3/21/2007–11/26/2007	11,434	14,683	.07
Peak Gold Ltd., warrants, expire 2012	3/21/2007	1,386	1,228	.01
Peak Gold Ltd., warrants, expire 2012	11/26/2007	336	890	.00
OPTI Canada Inc.	6/1/2005	4,610	9,529	.04
OPTI Canada Inc., warrants, expire 2008	6/1/2005	355	1,778	.01
Mart Resources, Inc.	1/16/2007–9/07/2007	5,594	7,220	.03
River Diamonds PLC	6/4/2008	7,928	7,104	.03
Eastern Platinum Ltd.	4/30/2007	4,100	6,875	.03
Banro Corp.	7/26/2005	3,799	6,258	.03
Sunkar Resources PLC	6/19/2008	6,348	5,945	.03
Bankers Petroleum Ltd.	2/22/2007	1,328	3,911	.02
Bankers Petroleum Ltd., warrants, expire 2012	2/22/2007	—	1,124	.00
Mwana Africa PLC	12/7/2005	5,032	4,794	.02
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	3,879	.02
Gold Wheaton Corp., subscription receipts	6/27/2008	3,676	3,653	.02
HSW International, Inc.	10/2/2007–12/17/2007	3,907	2,299	.01
Arcadia Resources, Inc.	12/29/2006	7,500	2,100	.01
Euronet Worldwide, Inc.	3/8/2007	2,500	1,690	.01
Orbiscom Ltd.	9/28/2000	12,144	156	.00
Mobil Travel Guide, Inc.	12/17/2007	24	24	.00
PixelFusion PLC	6/2/2000	5,243	17	.00
Energem Resources Inc., warrants, expire 2009	3/6/2007	367	16	.00
ZOOTS	1/30/2001–4/3/2001	8,167	—	.00

Total restricted securities		$328,193	$404,005	1.83%

4Security did not produce income during the last 12 months.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such restricted securities was $981,808,000, which represented 4.44% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts            CAD = Canadian Dollar
BDR = Brazilian Depositary Receipts             GBP = British Pound
CDI = CREST Depository Interest                   ILS = Israeli Shekel
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)

OPTI Canada Inc.	12,051,600	2,950,000	—	15,001,600	$—	$340,343
OPTI Canada Inc.	420,000	—	—	420,000	—	9,529
OPTI Canada Inc., warrants, expire 2008	105,000	—	—	105,000	—	1,778
Kingboard Chemical Holdings Ltd.	49,934,200	—	—	49,934,200	4,487	230,153
Concho Resources Inc.	2,161,240	3,306,680	—	5,467,920	—	203,953
AMG Advanced Metallurgical Group NV	1,456,000	687,200	—	2,143,200	—	181,829
Pusan Bank	11,726,500	—	—	11,726,500	5,937	156,627
Downer EDI Ltd.	15,773,919	9,340,970	2,088,544	23,026,345	2,410	151,513
Daegu Bank, Ltd.	10,570,000	—	—	10,570,000	5,634	140,544
Jumbo SA	4,844,956	—	—	4,844,956	2,225	135,825
Schibsted ASA	3,138,000	1,546,700	—	4,684,700	4,360	133,047
BayWa AG	1,892,790	331,744	390,929	1,833,605	776	120,268
Fourlis	4,074,000	—	—	4,074,000	1,910	119,345
Heritage Oil Ltd.	—	15,649,000	—	15,649,000	—	107,065
Heritage Oil Corp.	—	1,564,900	1,564,900	—	—	—
Novell, Inc.	17,978,000	—	—	17,978,000	—	105,890
TaeWoong Co., Ltd.	635,000	570,000	266,000	939,000	34	90,404
Xinao Gas Holdings Ltd.	56,438,000	—	5,400,000	51,038,000	878	87,414
ArthroCare Corp.	1,394,000	723,000	—	2,117,000	—	86,395
Lions Gate Entertainment Corp.	7,728,500	521,500	—	8,250,000	—	85,470
Michael Page International PLC	8,771,190	9,170,000	—	17,941,190	1,982	83,384
Regal Petroleum PLC	7,817,000	8,313,300	—	16,130,300	—	83,032
Praktiker Bau- und Heimwerkermärkte
Holding AG	2,748,983	1,094,900	—	3,843,883	2,691	80,866
American Medical Systems Holdings, Inc.	3,725,000	1,645,000	—	5,370,000	—	80,282
Kuoni Reisen Holding AG, Class B	43,309	121,825	—	165,134	2,380	79,322
Tripod Technology Corp.	28,477,108	5,898,000	3,485,000	30,890,108	—	77,149
Kaba Holding AG	107,000	143,800	—	250,800	758	76,361
Major Drilling Group International Inc.	1,637,500	700,000	837,500	1,500,000	—	73,659
TK Corp.	1,580,000	79,000	—	1,659,000	—	71,171
Dolphin Capital Investors Ltd.	32,021,860	6,064,520	2,832,940	35,253,440	—	69,449
Heartland Payment Systems, Inc.	1,200,000	1,670,000	—	2,870,000	586	67,732
SkillSoft PLC (ADR)	6,450,000	775,000	—	7,225,000	—	65,314
Medicis Pharmaceutical Corp., Class A	3,545,000	642,100	1,125,000	3,062,100	316	63,630
Vital Signs, Inc.	859,690	202,700	—	1,062,390	327	60,323
Pyeong San Co., Ltd.	1,220,032	145,171	145,032	1,220,171	57	57,595
Café de Coral Holdings Ltd.	23,750,000	7,800,000	—	31,550,000	457	56,649
Resources Connection, Inc.*	900,000	1,857,500	—	2,757,500	—	56,115
Nakanishi Inc.	219,800	271,300	—	491,100	258	52,963
IVRCL Infrastructures & Projects Ltd.	4,840,000	2,560,000	—	7,400,000	—	52,376
Andersons, Inc.	1,000,000	247,000	—	1,247,000	299	50,765
Grontmij NV, depository receipts	790,000	399,213	—	1,189,213	1,733	49,970
ACI Worldwide, Inc.	—	2,742,400	—	2,742,400	—	48,239
Nishimatsuya Chain Co., Ltd.	3,855,500	1,706,500	255,000	5,307,000	432	47,529
Mentor Corp.	1,223,300	724,100	246,700	1,700,700	840	47,313
Manila Water Co., Inc.	35,000,000	74,606,100	—	109,606,100	319	44,548
Blue Nile, Inc.	1,037,940	—	—	1,037,940	—	44,133
Navitas Ltd.	21,727,690	—	—	21,727,690	914	43,547
Ekornes ASA	2,237,598	700,000	—	2,937,598	3,671	43,334
Banyan Tree Holdings Ltd.	45,405,000	7,640,000	8,712,000	44,333,000	653	43,133
Emeco Holdings Ltd.	28,710,000	12,317,381	—	41,027,381	768	41,560
United Laboratories International
Holdings Ltd.	36,000,000	30,152,000	—	66,152,000	1,270	41,197
Jammu and Kashmir Bank Ltd.	3,149,500	—	—	3,149,500	—	38,706
Kenmare Resources PLC	39,316,000	5,775,000	—	45,091,000	—	37,602
Kenmare Resources PLC,
warrants, expire 2009	5,775,000	—	5,775,000	—	—	—
Trinity Ltd.	—	82,337,500	—	82,337,500	—	37,488
Apollo Hospitals Enterprise Ltd.	3,275,000	—	—	3,275,000	—	37,302
SonoSite, Inc.	93,819	1,237,281	—	1,331,100	—	37,284
Abaxis, Inc.	—	1,525,000	—	1,525,000	—	36,798
TradeDoubler AB	1,820,000	300,000	—	2,120,000	824	35,947
Hyunjin Materials Co., Ltd.	622,100	457,143	300,000	779,243	68	35,230
First Calgary Petroleums Ltd.	9,048,000	1,798,000	—	10,846,000	—	24,180
First Calgary Petroleums Ltd.
(GBP denominated)	4,800,000	—	—	4,800,000	—	10,964
Veeco Instruments Inc.	1,598,523	572,873	—	2,171,396	—	34,916
Volcano Corp.	2,436,800	340,600	—	2,777,400	—	33,884
Houston Wire & Cable Co.	600,000	1,078,900	—	1,678,900	411	33,410
Altra Holdings, Inc.	1,905,548	—	—	1,905,548	—	32,032
Genesis Lease Ltd. (ADR)	2,415,000	469,000	—	2,884,000	3,987	29,792
Hana Microelectronics PCL	40,425,000	13,500,000	—	53,925,000	1,669	29,594
Jackson Hewitt Tax Service Inc.	2,396,000	—	—	2,396,000	1,294	29,279
austriamicrosystems AG,
non-registered shares	575,000	140,000	—	715,000	1,428	29,243
Polo Resources Ltd.	—	123,872,500	—	123,872,500	—	28,966
Northgate PLC	2,230,000	1,884,822	—	4,114,822	752	28,893
Beacon Roofing Supply, Inc.	2,695,400	—	—	2,695,400	—	28,598
American Axle & Manufacturing
Holdings, Inc.	2,080,000	2,401,900	964,600	3,517,300	807	28,103
UnionBank of the Philippines	35,823,500	1,894,600	—	37,718,100	1,143	27,323
Michaniki SA	4,314,400	—	379,400	3,935,000	997	23,176
Michaniki SA, preference shares	1,626,276	—	754,376	871,900	221	3,980
Cougar Biotechnology, Inc.	—	1,000,000	—	1,000,000	—	23,830
Cougar Biotechnology, Inc.	—	100,000	—	100,000	—	2,383
Hutchinson Technology Inc.	1,286,035	550,000	—	1,836,035	—	24,676
Ipca Laboratories Ltd.	1,794,000	—	—	1,794,000	160	23,418
eHealth, Inc.	866,400	405,000	—	1,271,400	—	22,453
Internet Capital Group, Inc.	2,600,000	269,000	—	2,869,000	—	22,177
Cascal NV	—	1,723,300	—	1,723,300	—	21,197
Gruppo MutuiOnline SpA	3,160,000	—	—	3,160,000	380	21,157
Honeys Co., Ltd.	1,725,000	493,000	—	2,218,000	699	20,589
InfoSpace.com, Inc.	1,294,100	1,127,100	—	2,421,200	2,835	20,169
Peet’s Coffee & Tea, Inc.	1,015,000	—	—	1,015,000	—	20,117
Trigon Agri A/S	—	8,150,000	—	8,150,000	—	18,929
JVM Co., Ltd.	506,000	—	—	506,000	135	18,881
PetMed Express, Inc.	1,500,000	—	—	1,500,000	—	18,375
CastlePoint Holdings, Ltd.	1,070,200	945,900	—	2,016,100	159	18,326
Halla Engineering & Construction Corp.	626,000	—	—	626,000	278	17,886
Winnebago Industries, Inc.	—	1,673,000	—	1,673,000	361	17,048
Infotech Enterprises Ltd.	3,000,000	—	—	3,000,000	—	16,361
I-Flow Corp.	1,658,800	—	86,800	1,572,000	—	15,956
Domino’s Pizza Enterprises Ltd.	—	4,563,190	—	4,563,190	170	15,606
I. Kloukinas – I. Lappas SA	1,080,000	744,000	—	1,824,000	578	15,352
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	429	14,505
G-Shank Enterprise Co., Ltd.	5,884,320	9,150,000	—	15,034,320	—	14,480
Thinkware Systems Corp.	—	626,120	—	626,120	—	13,901
Home Federal Bancorp, Inc.	380,000	1,030,751	26,502	1,384,249	172	13,649
Arpida Ltd.	1,231,509	—	—	1,231,509	—	10,466
TICON Property Fund	30,400,000	—	—	30,400,000	396	9,828
TICON Property Fund, rights, expire 2007	6,175,000	—	6,175,000	—	—	—
TICON Property Fund, rights, expire 2007	1,425,000	—	1,425,000	—	—	—
Hyflux Water Trust	—	19,500,000	—	19,500,000	—	9,682
Cpl Resources PLC	2,784,000	378,488	186,502	2,975,986	96	9,130
AtriCure, Inc.*	87,257	737,243	—	824,500	—	8,896
YBM Sisa.com Inc.	824,930	—	10,519	814,411	440	8,859
Gaming VC Holdings SA	2,023,800	—	—	2,023,800	1,029	8,790
Ono Sokki Co., Ltd.	1,609,000	—	—	1,609,000	270	8,694
Vision-Sciences, Inc.	2,096,733	103,267	—	2,200,000	—	8,250
Solomon Mutual Savings Bank	1,062,023	—	—	1,062,023	255	8,210
Spark Networks, Inc.	2,392,200	—	456,900	1,935,300	—	8,051
Chuang’s China Investments Ltd.	95,968,000	24,027,000	—	119,995,000	77	7,718
Norfolk Group Ltd.	6,500,000	—	—	6,500,000	—	7,611
Vical Inc.	2,250,279	—	—	2,250,279	—	7,583
SourceForge, Inc.*	1,000	4,699,000	—	4,700,000	—	7,520
ValueVision Media, Inc., Class A	1,930,000	—	30,000	1,900,000	—	6,783
Entertainment Rights PLC	42,500,000	—	—	42,500,000	—	6,343
Downey Financial Corp.	875,000	1,350,000	400,000	1,825,000	591	5,055
Zoloto Resources Ltd.	5,425,000	2,750,000	—	8,175,000	—	4,817
MEMSIC, Inc.	—	1,200,000	—	1,200,000	—	3,564
CEC Unet PLC	—	35,100,775	—	35,100,775	—	2,094
Imagelinx PLC	21,385,714	—	—	21,385,714	—	533
ZOOTS	25,173	—	—	25,173	—	—
AB Lindex†	5,118,000	—	5,118,000	—	—	—
Allscripts Healthcare Solutions, Inc.†	425,000	2,575,000	388,513	2,611,487	—	—
Arbitron Inc.†	1,496,760	—	550,000	946,760	394	—
A-TEC Industries AG†	436,800	35,000	365,058	106,742	—	—
BA Energy Inc.†	5,661,692	—	5,661,692	—	—	—
Bare Escentuals, Inc.†	2,124,300	3,080,000	1,434,900	3,769,400	—	—
Caspian Energy Inc. (GBP denominated)†	3,450,000	—	3,450,000	—	—	—
Caspian Energy Inc.†	2,450,000	—	2,450,000	—	—	—
CDNetworks Co., Ltd.†	685,615	—	685,615	—	—	—
Chart Industries, Inc.†	1,555,274	—	1,555,274	—	—	—
China Medical Technologies, Inc. (ADR)†	1,686,606	—	1,086,606	600,000	—	—
CNET Networks, Inc.†	10,655,000	—	10,655,000	—	—	—
Dore Holdings Ltd.†	78,934,000	15,888,368	35,845,207	58,977,161	619	—
Eastern Property Holdings Ltd.†	219,978	—	219,978	—	—	—
Eastern Property Holdings Ltd.,
rights, expire 2007†	—	202,797	202,797	—	—	—
Echelon Corp.†	2,000,000	—	—	2,000,000	—	—
Energem Resources Inc.†	8,002,500	—	8,002,500	—	—	—
Energem Resources Inc.†	2,200,000	—	2,200,000	—	—	—
Energem Resources Inc.,
warrants, expire 2009†	2,200,000	—	—	2,200,000	—	—
Energem Resources Inc.,
warrants, expire 2008†	1,200,000	—	—	1,200,000	—	—
FirstFed Financial Corp.†	—	735,000	135,000	600,000	—	—
Fleetwood Enterprises, Inc.†	4,405,000	—	4,405,000	—	—	—
FoxHollow Technologies, Inc.†	2,176,400	—	2,176,400	—	—	—
Funcom NV†	2,628,750	371,250	1,819,000	1,181,000	—	—
Gentium SpA (ADR)†	750,000	90,000	840,000	—	—	—
Gentium SpA (ADR), warrants, expire 2011†	90,000	—	90,000	—	—	—
Greatbatch, Inc.†	1,359,700	—	369,300	990,400	—	—
GVK Power & Infrastructure Ltd.†	3,357,464	38,242,526	—	41,599,990	—	—
Hung Poo Real Estate Development Corp.†	19,101,120	—	7,547,000	11,554,120	—	—
Hythiam, Inc.†	2,475,000	225,000	—	2,700,000	—	—
Insulet Corp.†	2,012,680	—	1,002,680	1,010,000	—	—
Integra LifeSciences Holdings Corp.†	1,578,000	645,000	984,500	1,238,500	—	—
Interhyp AG†	454,850	73,000	454,850	73,000	674	—
Introgen Therapeutics, Inc.†	2,677,100	—	948,300	1,728,800	—	—
JetBlue Airways Corp.†	9,950,000	—	9,950,000	—	—	—
Lonrho PLC†	—	26,350,000	12,075,000	14,275,000	—	—
lululemon athletica inc.*,†	2,698,000	970,414	400,200	3,268,214	—	—
Mineral Deposits Ltd.†	16,220,000	—	—	16,220,000	—	—
Mineral Deposits Ltd. (CAD denominated) †	—	6,300,000	—	6,300,000	—	—
Nien Made Enterprise Co Ltd†	28,170,012	—	28,170,012	—	—	—
Orco Property Group SA†	710,454	—	633,524	76,930	143	—
Phoenix PDE Co., Ltd.†	1,500,000	—	533,917	966,083	—	—
Redline Communications Group Inc.†	—	787,500	787,500	—	—	—
Redline Communications Inc. †	3,150,000	—	3,150,000	—	—	—
Rightmove PLC†	6,209,450	2,398,207	3,433,600	5,174,057	917	—
Samsung Engineering Co., Ltd.†	2,437,640	—	625,000	1,812,640	1,985	—
SFA Engineering Corp.†	592,140	—	592,140	—	—	—
Sharper Image Corp†	950,000	—	950,000	—	—	—
SupportSoft, Inc. †	2,554,400	—	1,819,400	735,000	—	—
Synenco Energy Inc., Class A†	800,000	—	800,000	—	—	—
Synenco Energy Inc., Class A†	2,050,000	—	2,050,000	—	—	—
Unisteel Technology Ltd†	28,607,000	3,224,000	31,831,000	—	1,169	—
Unitech Corporate Parks PLC†	23,399,700	—	7,240,472	16,159,228	—	—
Vital Images, Inc.†	1,023,000	589,000	766,454	845,546	—	—

					$78,374	$5,702,620
*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2007 and was not publicly disclosed.
†Unaffiliated issuer at 6/30/2008.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,977,422
Gross unrealized depreciation on investment securities	(2,970,251)
Net unrealized appreciation on investment securities	1,007,171
Cost of investment securities for federal income tax purposes	21,138,245

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-0808O-S15868

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: August 28, 2008